AMR Class
Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund and High Yield Bond Fund

Supplement Dated July 29, 2010
To the Prospectus dated March 1, 2010
as Amended May 4, 2010

Balanced Fund and Large Cap Value Fund

Under “Portfolio Managers- Brandywine Global Investment Management, LLC” on page 4 and page 7 in the Prospectus, the following is added:

Patrick S. Kaser
Portfolio Manager                                                     Since 2010

Small Cap Value Fund- Management

Under “Sub-Advisors” section on page 16 of the Prospectus, the following is added in alphabetical order to the first paragraph:

➢	Dreman Value Management, LLC (Since 2010)
➢	Metropolitan West Capital Management, LLC (Since 2010)

The second paragraph is deleted.

Under “Portfolio Managers” section beginning on page 16 of the Prospectus, the following is added in alphabetical order:

Dreman Value Management, LLC

David N. Dreman
Chairman and Chief Investment Officer                     Since 2010

E. Clifton Hoover
Co-Chief Investment Officer                                       Since 2010

Mark Roach
Portfolio Manager                                                        Since 2010

Metropolitan West Capital Management, LLC

Samir Sikka
Lead Strategist                                                             Since 2010

Additional Information About the Funds – Additional Information the Multi-Manager Strategy Section

The section under “Small Cap Value Fund” on page 30 of the Prospectus is hereby replaced with the following:

The Fund’s assets are allocated among seven investment sub-advisors:

•	Barrow, Hanley, Mewhinney & Strauss, LLC
•	Brandywine Global Investment Management, LLC
•	Dreman Value Management, LLC
•	Hotchkis and Wiley Capital Management, LLC
•	Metropolitan West Capital Management, LLC
•	Opus Capital Group, LLC
•	The Boston Company Asset Management, LLC

The Manager does not anticipate allocating any new assets to Barrow, Hanley, Mewhinney & Strauss, LLC or Hotchkis and Wiley Capital Management, LLC, as these sub-advisors have reached their capacity limit for small cap assets. The Manager intends to allocate new assets among Brandywine Global Investment Management, LLC, Opus Capital Group, LLC, The Boston Company Asset Management, LLC, Dreman Value Management, LLC and Metropolitan West Capital Management, LLC as permitted by their respective capacity commitments to the Fund and other considerations by the Manager.

Fund Management – The Sub-Advisors Section

Under Brandywine Global Investment Management, LLC, Brandywine Global Portfolio Managers for the Balanced and Large Cap Value Funds, on page 38 of the Prospectus, the following is added:

Patrick S. Kaser, Portfolio Manager, is co-head of the Large Cap Value Equity team and serves as co-lead portfolio manager on the Classic Large Cap Value strategy and as a lead portfolio manager on the Fundamental Large Cap Value strategy.  Patrick is responsible for researching the financial and healthcare sectors, contributing insights and stock recommendations.  He joined the firm in 1998.  Before becoming a portfolio manager, Patrick worked for the firm as a senior marketing associate (1998-2000) and as an analyst on the Large Cap Value Equity team since 2000.  He was also with Dean Witter as an account executive (1996-1997).

The last two sentences in the first paragraph in the section under “Dreman Value Management, LLC (“Dreman”)” on page 71 of the Prospectus are hereby replaced with the following:

Dreman serves as a sub-advisor to the Small Cap Value Fund.

The second sentence of the second paragraph in the section under “Dreman Value Management, LLC (“Dreman”)” on page 71 of the Prospectus is hereby replaced with the following:

Mr. Roach manages Dreman’s portion of the Fund jointly with David N. Dreman, Dreman’s current chairman and Chief Investment Officer and E. Clifton Hoover, Jr.

The last three sentences in the first paragraph in the section under “Metropolitan West Capital Management, LLC (“MetWest Capital”)” beginning on page 72 of the Prospectus is hereby replaced with the following:

MetWest Capital serves as a sub-advisor to the Large Cap Value Fund and the Small Cap Value Fund.

The first sentence of the third paragraph in the section under “Metropolitan West Capital Management, LLC (“MetWest Capital”)” on page 73 of the Prospectus is hereby replaced with the following:

Samir Sikka has primary responsibility for managing MetWest Capital’s portion of the Small Cap Value Fund, supported by the rest of the investment team.

Additional Information – Portfolio Holdings Section

The second sentence under “Portfolio Holdings” on page 47 of the Prospectus is hereby replaced with the following:  The holdings information is generally posted to the website approximately twenty days after the end of the month and remains available for six months thereafter.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE